Loss Per Common Share (Tables)	12 Months Ended
Dec. 31, 2013
Loss per common share
Loss per common share
	Year ended December 31, 2013	Year ended December 31, 2012	Year ended December 31, 2011
Numerator:
Net Loss	$ (58,592)	$ (3,798)	$ (3,857)
Dividend declared on preferred shares Series B	(108	)(108)	(108)
Dividend declared on Series D preferred shares	(91	)_	_
Dividend declared on restricted shares	(105	)_	_
Undistributed loss attributable to Series C participating preferred shares	3,206	622	587
Loss attributable to common stockholders	$ (55,690)	$ (3,284)	$ (3,378)
Denominator:
Denominator for basic net loss per share — weighted average shares	98,085,189	40,517,413	41,409,433
Denominator for diluted net loss per share — adjusted weighted average shares	98,085,189	40,517,413	41,409,433
Basic net loss per share	$ (0.57)	$ (0.08)	$ (0.08)
Diluted net loss per share	$ (0.57)	$ (0.08)	$ (0.08)